FHLB ADVANCES (Tables)	12 Months Ended
Dec. 31, 2015
FHLB ADVANCES
Schedule of maturities and weighted-average rate of FHLB advances by year of maturity
	2015		2014
Maturity	Balance	Rate	Balance	Rate
2015	$—	—%	$7,000	2.24%
2016	5,000	2.55	5,000	2.55

	$5,000	2.55%	$12,000	2.37%